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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-21374

                          PIMCO INCOME STRATEGY FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       1633 BROADWAY, NEW YORK, NY 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                 ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC
                                 1633 BROADWAY
                              NEW YORK, NY 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-739-3000

                       DATE OF FISCAL YEAR END: JULY 31

         DATE OF REPORTING PERIOD: JULY 1, 2013 THROUGH JUNE 30, 2014

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ITEM 1. PROXY VOTING RECORD

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Registrant Name : PIMCO Income Strategy Fund
Fund Name : PIMCO Income Strategy Fund


The fund did not vote proxies relating to portfolio securities during the period covered by this report.

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SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               PIMCO Income Strategy Fund

By (Signature and Title)*:  /s/ Julian F. Sluyters
                            ---------------------------------------------
                            Name: Julian F. Sluyters
                            Title: President and Chief Executive Officer

Date: August 27, 2014

* Print the name and title of each signing officer under his or her signature.